UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.3%
Communications - 2.0%
42,900	Rogers Communications, Inc.	1,733,160
66,300	Verizon Communications, Inc.	3,021,291

		4,754,451

Consumer Durables - 0.6%
26,500	Tupperware Brands Corp.	1,420,135

Consumer Non-Durables - 10.5%
30,200	Coach, Inc.	1,691,804
143,200	Coca-Cola Co.	5,431,576
52,600	General Mills, Inc.	2,096,110
27,400	NIKE, Inc.	2,600,534
69,100	PepsiCo, Inc.	4,890,207
56,900	Philip Morris International, Inc.	5,117,586
46,600	Procter & Gamble Co.	3,232,176

		25,059,993

Consumer Services - 3.3%
52,000	McDonald’s Corp.	4,771,000
23,100	Visa, Inc.	3,101,868

		7,872,868

Electronic Technology - 19.3%
26,700	Apple, Inc.	17,815,842
116,500	Applied Materials, Inc.	1,300,722
33,800	Avago Technologies, Ltd.	1,178,437
72,500	Broadcom Corp. *	2,507,050
109,500	Ciena Corp. *	1,489,200
72,400	EMC Corp. *	1,974,348
127,800	Intel Corp.	2,898,504
48,300	International Business Machines Corp.	10,019,835
89,500	Qualcomm, Inc.	5,592,855
43,700	VeriFone Systems, Inc. *	1,217,045

		45,993,838

Energy Minerals - 3.2%
35,900	Chevron Corp.	4,184,504
37,500	Marathon Petroleum Corp.	2,047,125
17,000	Occidental Petroleum Corp.	1,463,020

		7,694,649

Finance - 3.7%
24,100	ACE, Ltd.	1,821,960
20,900	Franklin Resources, Inc.	2,613,963
12,700	Goldman Sachs Group, Inc.	1,443,736
35,900	JPMorgan Chase & Co.	1,453,232
44,300	Marsh & McLennan Cos., Inc.	1,503,099

		8,835,990

Quantity	Name of Issuer	Fair Value ($)

Health Services - 2.5%
35,819	Express Scripts Holding Co. *	2,244,777
21,200	McKesson Corp.	1,823,836
33,500	UnitedHealth Group, Inc.	1,856,235

		5,924,848

Health Technology - 10.3%
27,500	Allergan, Inc.	2,518,450
25,000	Baxter International, Inc.	1,506,500
101,500	Bristol-Myers Squibb Co.	3,425,625
43,500	Celgene Corp. *	3,323,400
57,900	Gilead Sciences, Inc. *	3,840,507
3,700	Intuitive Surgical, Inc. *	1,833,831
21,800	Johnson & Johnson	1,502,238
106,800	Pfizer, Inc.	2,653,980
38,400	Stryker Corp.	2,137,344
30,000	Thermo Fisher Scientific, Inc.	1,764,900

		24,506,775

Industrial Services - 1.7%
34,200	Schlumberger, Ltd.	2,473,686
40,200	Seadrill, Ltd.	1,576,644

		4,050,330

Non-Energy Minerals - 0.6%
37,900	Freeport-McMoRan Copper & Gold, Inc.	1,500,082

Process Industries - 4.6%
16,400	CF Industries Holdings, Inc.	3,644,736
57,100	Ecolab, Inc.	3,700,651
29,900	EI du Pont de Nemours & Co.	1,503,073
19,800	Praxair, Inc.	2,056,824

		10,905,284

Producer Manufacturing - 9.1%
30,000	3M Co.	2,772,600
20,200	Caterpillar, Inc.	1,738,008
53,500	Danaher Corp.	2,950,525
38,550	Deere & Co.	3,179,990
44,600	Emerson Electric Co.	2,152,842
19,200	Flowserve Corp.	2,452,608
33,900	Honeywell International, Inc.	2,025,525
11,600	Precision Castparts Corp.	1,894,744
31,400	United Technologies Corp.	2,458,306

		21,625,148

Retail Trade - 10.4%
11,700	Amazon.com, Inc. *	2,975,544
18,000	Bed Bath & Beyond, Inc. *	1,134,000
17,400	Costco Wholesale Corp.	1,742,175
63,800	CVS Caremark Corp.	3,089,196
63,400	Dick’s Sporting Goods, Inc.	3,287,290
50,300	Home Depot, Inc.	3,036,611
57,200	Target Corp.	3,630,484

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

75,600	TJX Cos., Inc.	3,386,124
35,400	Wal-Mart Stores, Inc.	2,612,520

		24,893,944

Technology Services - 14.4%
61,000	Accenture, PLC	4,271,830
22,500	Cognizant Technology Solutions Corp. *	1,573,200
12,600	Google, Inc. *	9,506,700
56,300	Informatica Corp. *	1,959,803
88,300	Microsoft Corp.	2,629,574
172,300	Oracle Corp.	5,425,727
5,300	priceline.com, Inc. *	3,279,269
6,700	Salesforce.com, Inc. *	1,023,023
25,937	Teradata Corp. *	1,955,909
28,500	VMware, Inc. *	2,757,090

		34,382,125

Transportation - 1.9%
24,800	Union Pacific Corp.	2,943,760
23,600	United Parcel Service, Inc.	1,689,052

		4,632,812

Quantity	Name of Issuer	Fair Value ($)

Utilities - 1.2%
41,000	Kinder Morgan, Inc.	1,456,320
33,900	Wisconsin Energy Corp.	1,277,013

		2,733,333

Total Common Stocks (cost: $171,448,882)		236,786,605

Total Investments in Securities - 99.3% (cost: $171,448,882)		236,786,605
Other Assets and Liabilities, net 0.7%		1,667,998

Total Net Assets - 100.0%		$238,454,603

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	236,786,605	—	—	236,786,605

Total:	236,786,605	—	—	236,786,605

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2012 is included with the Fund’s schedule of investments.

At September 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Large Cap Growth	$69,166,716	($3,828,993)	$65,337,723	$171,448,882

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 1, 2012

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	November 1, 2012